American Century Investments®
Quarterly Portfolio Holdings
Avantis® U.S. Small Cap Value Fund
May 28, 2021

Avantis U.S. Small Cap Value - Schedule of Investments
MAY 28, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.1%
Aerospace and Defense — 0.3%
Hexcel Corp.(1)	11,321	673,147
Air Freight and Logistics — 0.6%
Air Transport Services Group, Inc.(1)	14,330	355,957
Atlas Air Worldwide Holdings, Inc.(1)	8,114	607,982
Hub Group, Inc., Class A(1)	7,048	492,021
		1,455,960
Airlines — 0.2%
Mesa Air Group, Inc.(1)	4,324	42,029
SkyWest, Inc.(1)	9,234	452,743
		494,772
Auto Components — 2.4%
American Axle & Manufacturing Holdings, Inc.(1)	29,509	330,501
Cooper Tire & Rubber Co.	16,220	963,144
Cooper-Standard Holdings, Inc.(1)	5,716	170,108
Dana, Inc.	42,203	1,144,968
Gentherm, Inc.(1)	8,636	626,369
Goodyear Tire & Rubber Co. (The)(1)	72,069	1,429,128
Modine Manufacturing Co.(1)	18,270	321,369
Motorcar Parts of America, Inc.(1)	5,525	129,119
Standard Motor Products, Inc.	4,402	198,178
Strattec Security Corp.(1)	45	2,259
		5,315,143
Automobiles†
Harley-Davidson, Inc.	2,016	97,716
Banks — 15.5%
1st Constitution Bancorp	116	2,448
1st Source Corp.	3,078	152,269
ACNB Corp.	1,014	29,203
Altabancorp	3,205	147,430
Amalgamated Financial Corp.	3,782	61,533
American National Bankshares, Inc.	1,409	48,864
Ameris Bancorp	15,071	828,001
Ames National Corp.	1,518	38,405
Arrow Financial Corp.	3,267	121,206
Associated Banc-Corp.	18,057	415,130
BancFirst Corp.	3,290	226,911
Bancorp, Inc. (The)(1)	14,500	351,480
Bank First Corp.	423	30,126
Bank of Commerce Holdings	1,653	24,382
Bank of Hawaii Corp.	8,991	806,852
BankFinancial Corp.	377	4,166
BankUnited, Inc.	24,034	1,148,585
Bar Harbor Bankshares	2,956	89,981
Baycom Corp.(1)	1,850	34,262
BCB Bancorp, Inc.	3,352	48,973
Boston Private Financial Holdings, Inc.	22,430	343,852
Business First Bancshares, Inc.	2,217	54,095
Byline Bancorp, Inc.	4,809	110,992

C&F Financial Corp.	431	21,326
Cadence BanCorp	10,121	226,508
Camden National Corp.	3,412	162,479
Capital Bancorp, Inc.(1)	853	18,757
Capital City Bank Group, Inc.	2,809	75,281
Capstar Financial Holdings, Inc.	3,560	77,928
Cathay General Bancorp	12,409	517,207
CB Financial Services, Inc.	282	6,133
Central Pacific Financial Corp.	5,716	158,390
Central Valley Community Bancorp	1,301	27,672
Century Bancorp, Inc., Class A	168	19,169
Chemung Financial Corp.	144	6,710
CIT Group, Inc.	12,838	680,157
City Holding Co.	3,653	293,044
Civista Bancshares, Inc.	2,482	58,923
CNB Financial Corp.	4,017	97,653
Coastal Financial Corp.(1)	250	7,775
Colony Bankcorp, Inc.(2)	416	7,638
Community Bankers Trust Corp.	5,330	47,117
Community Financial Corp. (The)	459	16,281
Community Trust Bancorp, Inc.	3,584	158,341
ConnectOne Bancorp, Inc.	7,603	210,527
County Bancorp, Inc.(2)	174	4,333
Customers Bancorp, Inc.(1)	10,375	392,694
Dime Community Bancshares, Inc.	4,859	168,656
Eagle Bancorp Montana, Inc.	1,752	43,818
Eagle Bancorp, Inc.	8,102	462,948
Enterprise Bancorp, Inc.	1,329	45,797
Equity Bancshares, Inc., Class A(1)	2,793	91,778
Esquire Financial Holdings, Inc.(1)	1,574	38,768
Evans Bancorp, Inc.	1,322	49,998
F.N.B. Corp.	71,813	963,012
Farmers National Banc Corp.	6,519	113,431
Financial Institutions, Inc.	3,877	124,568
First BanCorp	24,020	307,216
First Bancorp, Inc. (The)	227	7,150
First Bancorp/Southern Pines NC	6,690	296,835
First Bank/Hamilton NJ	4,600	63,158
First Busey Corp.	12,207	327,026
First Business Financial Services, Inc.	977	26,780
First Choice Bancorp	2,484	79,811
First Citizens BancShares, Inc., Class A	234	201,380
First Community Bankshares, Inc.	2,500	77,900
First Community Corp.	85	1,709
First Financial Corp.	2,780	126,156
First Foundation, Inc.	9,961	250,021
First Guaranty Bancshares, Inc.(2)	242	4,770
First Internet Bancorp	2,597	88,090
First Mid Bancshares, Inc.	2,956	129,768
First Midwest Bancorp, Inc.	21,499	449,974
First of Long Island Corp. (The)	5,675	127,687
First Savings Financial Group, Inc.	21	1,513
First United Corp.	345	6,272
Flushing Financial Corp.	7,696	179,856
FNCB Bancorp, Inc.(2)	206	1,518

Franklin Financial Services Corp.	146	4,463
FVCBankcorp, Inc.(1)	598	10,614
Great Southern Bancorp, Inc.	2,896	163,595
Great Western Bancorp, Inc.	13,477	450,940
Hanmi Financial Corp.	6,566	137,755
HarborOne Bancorp, Inc.	11,000	163,350
Hawthorn Bancshares, Inc.	733	17,702
HBT Financial, Inc.	2,201	40,036
Heartland Financial USA, Inc.	6,701	333,375
Hilltop Holdings, Inc.	18,784	697,826
HomeTrust Bancshares, Inc.	2,923	82,926
Hope Bancorp, Inc.	27,250	416,925
Horizon Bancorp, Inc.	10,432	192,992
Independent Bank Corp. (Michigan)	5,710	133,043
International Bancshares Corp.	11,177	518,613
Investar Holding Corp.	278	6,277
Investors Bancorp, Inc.	53,952	802,806
Lakeland Bancorp, Inc.	11,156	212,076
Lakeland Financial Corp.	3,035	187,290
Landmark Bancorp, Inc.	186	4,816
LCNB Corp.	1,807	31,875
Level One Bancorp, Inc.	61	1,690
Limestone Bancorp, Inc.(1)	58	923
Macatawa Bank Corp.	8,145	78,192
Mackinac Financial Corp.	1,064	23,068
Mercantile Bank Corp.	3,782	122,159
Meridian Corp.	1,533	41,498
Metrocity Bankshares, Inc.	3,750	64,537
Metropolitan Bank Holding Corp.(1)	2,044	130,428
Mid Penn Bancorp, Inc.	1,366	38,521
Midland States Bancorp, Inc.	4,977	138,659
MidWestOne Financial Group, Inc.	1,869	58,948
MVB Financial Corp.	2,840	121,751
National Bank Holdings Corp., Class A	8,652	342,619
National Bankshares, Inc.	300	10,530
Nicolet Bankshares, Inc.(1)	1,907	151,225
Northeast Bank	1,928	56,606
Northrim BanCorp, Inc.	1,797	78,259
Oak Valley Bancorp(2)	775	14,647
OFG Bancorp	12,174	293,393
Old Second Bancorp, Inc.	7,020	97,297
Orrstown Financial Services, Inc.	967	24,407
PacWest Bancorp	22,516	1,017,048
Parke Bancorp, Inc.	2,104	45,236
PCB Bancorp.	1,436	23,048
Peapack-Gladstone Financial Corp.	4,207	139,757
Penns Woods Bancorp, Inc.	307	7,862
Peoples Bancorp of North Carolina, Inc.	588	14,635
Plumas Bancorp	642	19,536
Popular, Inc.	17,270	1,409,405
Preferred Bank	3,735	255,063
Premier Financial Bancorp, Inc.	2,792	52,071
Primis Financial Corp.	5,304	78,128
QCR Holdings, Inc.	3,687	176,275
RBB Bancorp	3,757	91,671

Red River Bancshares, Inc.	185	10,103
Republic Bancorp, Inc., Class A	3,166	147,061
Salisbury Bancorp, Inc.	31	1,442
Sandy Spring Bancorp, Inc.	7,000	325,220
SB Financial Group, Inc.	128	2,534
ServisFirst Bancshares, Inc.	7,912	549,568
Shore Bancshares, Inc.	1,790	30,770
Sierra Bancorp	3,543	98,212
Simmons First National Corp., Class A	22,259	678,899
SmartFinancial, Inc.	2,267	54,975
South Plains Financial, Inc.	2,649	62,146
Southern First Bancshares, Inc.(1)	1,448	77,367
Spirit of Texas Bancshares, Inc.	3,243	74,848
Sterling Bancorp	23,118	615,864
Stock Yards Bancorp, Inc.	3,157	169,657
Summit Financial Group, Inc.	1,425	33,958
Synovus Financial Corp.	16,965	833,321
TCF Financial Corp.	7,874	374,015
Texas Capital Bancshares, Inc.(1)	5,867	404,119
Tompkins Financial Corp.	1,487	120,670
Towne Bank	6,000	192,180
TriState Capital Holdings, Inc.(1)	6,494	149,297
Triumph Bancorp, Inc.(1)	1,205	100,919
Trustmark Corp.	14,273	478,859
UMB Financial Corp.	10,301	996,210
Umpqua Holdings Corp.	49,086	936,561
Union Bankshares, Inc.	156	5,259
United Community Banks, Inc.	8,536	295,175
United Security Bancshares	898	7,633
Unity Bancorp, Inc.	1,160	28,118
Univest Financial Corp.	3,500	102,060
Valley National Bancorp	88,160	1,262,451
Washington Trust Bancorp, Inc.	3,750	206,212
Webster Financial Corp.	21,273	1,205,754
West BanCorp, Inc.	3,824	106,766
Western Alliance Bancorp	2,356	235,624
Wintrust Financial Corp.	13,907	1,118,401
		35,189,168
Beverages — 0.2%
Coca-Cola Consolidated, Inc.	688	278,585
MGP Ingredients, Inc.	3,028	211,021
		489,606
Biotechnology — 0.9%
Arcus Biosciences, Inc.(1)	4,704	116,753
Catalyst Pharmaceuticals, Inc.(1)	14,859	82,170
Coherus Biosciences, Inc.(1)	9,346	122,993
Emergent BioSolutions, Inc.(1)	6,618	401,382
Ideaya Biosciences, Inc.(1)	5,279	106,372
Sage Therapeutics, Inc.(1)	8,081	562,438
Sangamo Therapeutics, Inc.(1)	25,494	274,825
Translate Bio, Inc.(1)	18,746	337,616
		2,004,549
Building Products — 1.0%
Alpha Pro Tech Ltd.(1)(2)	2,500	20,600
Apogee Enterprises, Inc.	6,089	231,443

Insteel Industries, Inc.	3,487	121,905
JELD-WEN Holding, Inc.(1)	1,875	52,519
Masonite International Corp.(1)	5,939	710,007
Quanex Building Products Corp.	8,265	220,097
UFP Industries, Inc.	10,844	862,315
		2,218,886
Capital Markets — 2.6%
B. Riley Financial, Inc.	4,921	362,382
Brightsphere Investment Group, Inc.	14,502	322,960
Cowen, Inc., Class A	7,998	314,561
Diamond Hill Investment Group, Inc.	855	149,976
Evercore, Inc., Class A	9,900	1,444,014
Freedom Holding Corp.(1)(2)	3,947	200,587
GAMCO Investors, Inc., Class A	544	13,932
Hennessy Advisors, Inc.	490	4,469
Janus Henderson Group plc	16,383	630,909
Moelis & Co., Class A	3,931	211,055
Oppenheimer Holdings, Inc., Class A	2,286	114,231
Piper Sandler Cos.	4,536	578,159
Stifel Financial Corp.	16,908	1,171,386
StoneX Group, Inc.(1)	1,290	87,333
Victory Capital Holdings, Inc., Class A	4,007	120,290
Virtus Investment Partners, Inc.	218	61,308
		5,787,552
Chemicals — 2.7%
AdvanSix, Inc.(1)	5,522	174,826
American Vanguard Corp.	5,762	105,963
Cabot Corp.	13,981	888,912
Chemours Co. (The)	42,347	1,521,528
Ferro Corp.(1)	17,808	384,653
FutureFuel Corp.	5,010	51,453
Hawkins, Inc.	4,636	157,717
Kraton Corp.(1)	8,895	301,985
Orion Engineered Carbons SA(1)	5,932	120,064
PQ Group Holdings, Inc.	4,635	75,736
Rayonier Advanced Materials, Inc.(1)	14,012	108,173
Sensient Technologies Corp.	532	46,151
Stepan Co.	5,121	689,594
Trecora Resources(1)	3,178	26,028
Tredegar Corp.	5,425	82,677
Trinseo SA	12,659	822,075
Tronox Holdings plc, Class A	27,311	641,262
		6,198,797
Commercial Services and Supplies — 1.6%
Civeo Corp.(1)	3,267	52,207
Clean Harbors, Inc.(1)	11,388	1,060,223
CoreCivic, Inc.(1)	8,722	68,293
Ennis, Inc.	4,672	97,925
Healthcare Services Group, Inc.	15,655	469,493
Herman Miller, Inc.	7,495	358,261
HNI Corp.	9,929	452,961
Kimball International, Inc., Class B	5,265	70,130
Steelcase, Inc., Class A	20,786	300,773
Team, Inc.(1)	8,600	73,100

UniFirst Corp.	2,804	621,591
		3,624,957
Communications Equipment — 0.6%
EchoStar Corp., Class A(1)	7,543	199,814
NETGEAR, Inc.(1)	7,092	275,737
ViaSat, Inc.(1)	14,488	770,472
		1,246,023
Construction and Engineering — 2.3%
Ameresco, Inc., Class A(1)	1,983	106,606
Arcosa, Inc.	3,804	241,554
Argan, Inc.	3,728	183,045
Dycom Industries, Inc.(1)	9,410	704,997
EMCOR Group, Inc.	266	33,545
Fluor Corp.(1)	34,798	643,763
Granite Construction, Inc.	2,765	111,596
Great Lakes Dredge & Dock Corp.(1)	15,469	226,002
MasTec, Inc.(1)	7,809	908,421
MYR Group, Inc.(1)	4,917	427,976
Northwest Pipe Co.(1)	1,947	61,642
Orion Group Holdings, Inc.(1)	2,241	13,401
Primoris Services Corp.	13,899	441,849
Sterling Construction Co., Inc.(1)	4,992	112,320
Tutor Perini Corp.(1)	11,534	178,546
Valmont Industries, Inc.	3,113	772,024
		5,167,287
Construction Materials — 0.5%
Eagle Materials, Inc.	6,338	930,165
United States Lime & Minerals, Inc.	69	9,601
US Concrete, Inc.(1)	4,317	246,026
		1,185,792
Consumer Finance — 3.1%
Atlanticus Holdings Corp.(1)	1,025	40,600
Elevate Credit, Inc.(1)	7,243	26,437
Encore Capital Group, Inc.(1)	8,232	381,059
Enova International, Inc.(1)	10,674	404,225
EZCORP, Inc., Class A(1)	8,933	65,658
Green Dot Corp., Class A(1)	13,677	555,150
Navient Corp.	55,897	1,021,238
Nelnet, Inc., Class A	4,308	325,340
OneMain Holdings, Inc.	14,192	820,865
PRA Group, Inc.(1)	6,895	268,423
PROG Holdings, Inc.	14,982	789,851
Regional Management Corp.	2,426	113,391
SLM Corp.	93,457	1,892,504
World Acceptance Corp.(1)	1,348	216,502
		6,921,243
Containers and Packaging — 0.1%
Myers Industries, Inc.	5,983	131,806
Distributors — 0.3%
Core-Mark Holding Co., Inc.	11,707	536,883
Funko, Inc., Class A(1)	5,690	149,363
		686,246
Diversified Consumer Services — 0.2%
American Public Education, Inc.(1)	1,712	47,936
Laureate Education, Inc., Class A(1)	15,316	223,767

Lincoln Educational Services Corp.(1)	3,686	28,566
Perdoceo Education Corp.(1)	9,667	117,841
		418,110
Diversified Financial Services†
Alerus Financial Corp.	2,974	97,993
Diversified Telecommunication Services — 0.6%
Alaska Communications Systems Group, Inc.(1)	14,142	46,952
ATN International, Inc.	1,722	81,399
IDT Corp., Class B(1)	7,562	218,239
Iridium Communications, Inc.(1)	25,633	979,437
		1,326,027
Electrical Equipment — 0.6%
Atkore, Inc.(1)	9,912	765,206
Encore Wire Corp.	3,449	283,508
Powell Industries, Inc.	1,326	45,561
Preformed Line Products Co.	32	2,382
TPI Composites, Inc.(1)	5,049	243,867
		1,340,524
Electronic Equipment, Instruments and Components — 3.1%
Avnet, Inc.	24,596	1,083,700
Bel Fuse, Inc., Class B	2,890	47,627
Daktronics, Inc.(1)	10,964	74,117
ePlus, Inc.(1)	3,544	335,156
Insight Enterprises, Inc.(1)	10,096	1,054,830
Kimball Electronics, Inc.(1)	6,261	140,121
Methode Electronics, Inc.	2,334	112,919
Plexus Corp.(1)	7,249	716,274
Sanmina Corp.(1)	16,290	685,972
ScanSource, Inc.(1)	8,058	246,011
SYNNEX Corp.	13,377	1,693,528
Vishay Intertechnology, Inc.	34,106	820,931
		7,011,186
Energy Equipment and Services — 2.5%
Archrock, Inc.	44,340	407,928
Cactus, Inc., Class A	3,708	129,928
DMC Global, Inc.(1)	1,929	102,179
Dril-Quip, Inc.(1)	4,774	160,072
Geospace Technologies Corp.(1)	1,658	13,529
Helmerich & Payne, Inc.	19,190	542,118
Nabors Industries Ltd.(1)	1,898	177,691
National Energy Services Reunited Corp.(1)	6,596	84,627
Natural Gas Services Group, Inc.(1)	3,161	32,653
Newpark Resources, Inc.(1)	26,455	88,360
NexTier Oilfield Solutions, Inc.(1)	32,450	137,913
NOV, Inc.(1)	108,961	1,756,451
Oceaneering International, Inc.(1)	33,847	482,997
Oil States International, Inc.(1)	16,933	108,879
Patterson-UTI Energy, Inc.	49,001	410,138
ProPetro Holding Corp.(1)	23,666	235,240
RPC, Inc.(1)	10,610	52,095
Select Energy Services, Inc., Class A(1)	19,810	112,521
TechnipFMC plc(1)	42,899	368,502
Transocean Ltd.(1)	83,840	316,915
		5,720,736

Entertainment — 0.1%
World Wrestling Entertainment, Inc., Class A	2,622	146,412
Food and Staples Retailing — 1.2%
Andersons, Inc. (The)	3,049	94,763
Ingles Markets, Inc., Class A	4,320	267,581
Natural Grocers by Vitamin Cottage, Inc.	3,127	37,493
PriceSmart, Inc.	5,646	498,542
SpartanNash Co.	8,554	179,377
Sprouts Farmers Market, Inc.(1)	23,211	617,412
United Natural Foods, Inc.(1)	19,673	746,787
Village Super Market, Inc., Class A	2,044	49,281
Weis Markets, Inc.	4,244	215,935
		2,707,171
Food Products — 0.4%
Flowers Foods, Inc.	5,158	124,256
Fresh Del Monte Produce, Inc.	7,583	253,803
John B Sanfilippo & Son, Inc.	2,093	195,298
Mission Produce, Inc.(1)	4,066	82,581
Sanderson Farms, Inc.	1,033	168,121
Seneca Foods Corp., Class A(1)	2,081	96,225
		920,284
Health Care Equipment and Supplies — 0.3%
FONAR Corp.(1)	555	10,045
Meridian Bioscience, Inc.(1)	9,202	191,034
NuVasive, Inc.(1)	6,680	455,576
Quidel Corp.(1)	922	108,897
		765,552
Health Care Providers and Services — 1.7%
Brookdale Senior Living, Inc.(1)	59,026	397,835
Ensign Group, Inc. (The)	14,972	1,245,670
Magellan Health, Inc.(1)	5,001	471,044
ModivCare, Inc.(1)	2,560	376,909
National HealthCare Corp.	2,979	218,093
Owens & Minor, Inc.	11,068	494,850
Patterson Cos., Inc.	15,682	510,292
Triple-S Management Corp., Class B(1)	5,009	126,728
		3,841,421
Hotels, Restaurants and Leisure — 1.0%
BJ's Restaurants, Inc.(1)	2,500	138,200
Carrols Restaurant Group, Inc.(1)	5,048	29,834
Cheesecake Factory, Inc. (The)(1)	1,769	104,053
Chuy's Holdings, Inc.(1)	2,374	98,402
Cracker Barrel Old Country Store, Inc.	5,801	914,934
Extended Stay America, Inc.	27,756	547,071
Hilton Grand Vacations, Inc.(1)	2,545	116,383
Monarch Casino & Resort, Inc.(1)	3,373	240,697
ONE Group Hospitality, Inc. (The)(1)	7,193	77,109
RCI Hospitality Holdings, Inc.	1,081	83,777
Target Hospitality Corp.(1)(2)	494	1,902
		2,352,362
Household Durables — 2.6%
Bassett Furniture Industries, Inc.	2,642	80,026
Beazer Homes USA, Inc.(1)	7,951	189,313
Cavco Industries, Inc.(1)	1,489	329,471
Century Communities, Inc.(1)	9,718	790,851

Ethan Allen Interiors, Inc.	5,082	146,717
Hooker Furniture Corp.	3,218	115,365
iRobot Corp.(1)	2,789	272,485
La-Z-Boy, Inc.	12,004	494,925
Legacy Housing Corp.(1)	861	16,394
LGI Homes, Inc.(1)	1,237	223,662
Lifetime Brands, Inc.	3,851	57,765
Lovesac Co. (The)(1)	2,987	247,981
M/I Homes, Inc.(1)	7,917	558,307
Meritage Homes Corp.(1)	7,177	772,748
New Home Co., Inc. (The)(1)	211	1,350
Sonos, Inc.(1)	16,035	593,295
Taylor Morrison Home Corp.(1)	7,271	215,367
Tri Pointe Homes, Inc.(1)	27,973	674,709
Universal Electronics, Inc.(1)	2,699	135,112
		5,915,843
Household Products — 0.3%
Central Garden & Pet Co.(1)	2,352	129,195
Central Garden & Pet Co., Class A(1)	9,693	489,012
Ocean Bio-Chem, Inc.	261	3,563
Oil-Dri Corp. of America	1,321	48,282
		670,052
Insurance — 4.3%
American Equity Investment Life Holding Co.	24,965	761,432
American National Group, Inc.	1,671	250,683
AMERISAFE, Inc.	4,157	272,408
Axis Capital Holdings Ltd.	10,564	566,653
Brighthouse Financial, Inc.(1)	20,358	990,620
CNO Financial Group, Inc.	35,969	955,337
Crawford & Co., Class A	1,407	13,606
Donegal Group, Inc., Class A	3,433	52,491
Employers Holdings, Inc.	5,231	220,748
Genworth Financial, Inc., Class A(1)	57,588	241,870
Hanover Insurance Group, Inc. (The)	7,019	979,080
HCI Group, Inc.(2)	1,390	111,978
Horace Mann Educators Corp.	9,301	370,831
Investors Title Co.	100	17,784
James River Group Holdings Ltd.	1,138	39,739
Maiden Holdings Ltd.(1)	10,000	35,200
Mercury General Corp.	6,971	443,356
NI Holdings, Inc.(1)	1,243	23,692
Protective Insurance Corp., Class B	594	13,840
Safety Insurance Group, Inc.	3,620	308,098
Selective Insurance Group, Inc.	6,952	523,277
SiriusPoint Ltd.(1)	18,000	189,360
Stewart Information Services Corp.	7,259	438,081
Tiptree, Inc.	6,709	72,256
Unum Group	35,628	1,103,399
Watford Holdings Ltd.(1)	6,825	238,466
White Mountains Insurance Group Ltd.	342	408,129
		9,642,414
Interactive Media and Services — 0.1%
Cars.com, Inc.(1)	18,062	263,886

Internet and Direct Marketing Retail — 0.2%
1-800-Flowers.com, Inc., Class A(1)	5,435	165,605
Duluth Holdings, Inc., Class B(1)	2,282	36,740
Lands' End, Inc.(1)	3,254	83,335
PetMed Express, Inc.	4,548	131,437
		417,117
IT Services — 0.7%
Alliance Data Systems Corp.	11,697	1,415,922
BM Technologies, Inc.(1)	1,139	14,636
Computer Task Group, Inc.(1)	4,519	45,958
Innodata, Inc.(1)	6,876	43,044
Sykes Enterprises, Inc.(1)	2,651	111,130
		1,630,690
Leisure Products — 1.0%
Acushnet Holdings Corp.	6,252	332,606
Johnson Outdoors, Inc., Class A	21	2,566
Malibu Boats, Inc., Class A(1)	4,163	326,463
MasterCraft Boat Holdings, Inc.(1)	3,386	93,995
Nautilus, Inc.(1)(2)	8,464	152,437
Smith & Wesson Brands, Inc.	14,204	301,977
Sturm Ruger & Co., Inc.	3,633	286,789
Vista Outdoor, Inc.(1)	18,675	814,043
		2,310,876
Machinery — 3.2%
Alamo Group, Inc.	728	112,243
Albany International Corp., Class A	7,159	639,657
Astec Industries, Inc.	5,215	357,384
Commercial Vehicle Group, Inc.(1)	10,619	122,437
EnPro Industries, Inc.	5,418	498,402
Greenbrier Cos., Inc. (The)	9,261	411,281
Hyster-Yale Materials Handling, Inc.	2,621	198,121
Kennametal, Inc.	13,611	510,549
L.B. Foster Co., Class A(1)	1,249	22,469
Lydall, Inc.(1)	5,481	199,399
Mayville Engineering Co., Inc.(1)	1,461	28,402
Miller Industries, Inc.	2,093	87,592
Mueller Industries, Inc.	14,377	667,524
Park-Ohio Holdings Corp.	1,381	50,945
Shyft Group, Inc. (The)	8,892	346,610
Terex Corp.	19,373	1,014,564
Timken Co. (The)	10,474	926,425
Titan International, Inc.(1)	13,430	124,765
TriMas Corp.(1)	3,636	117,879
Trinity Industries, Inc.	24,376	677,165
Wabash National Corp.	14,349	228,867
		7,342,680
Marine — 0.5%
Costamare, Inc.	7,096	76,140
Eagle Bulk Shipping, Inc.(1)	2,384	112,835
Matson, Inc.	13,251	856,677
		1,045,652
Media — 0.3%
Cumulus Media, Inc., Class A(1)	4,085	44,853
Entercom Communications Corp.(1)	32,692	142,210
Entravision Communications Corp., Class A	15,360	71,731

Gray Television, Inc.	20,303	472,248
		731,042
Metals and Mining — 3.8%
Alcoa Corp.(1)	59,145	2,346,282
Allegheny Technologies, Inc.(1)	34,378	841,917
Alpha Metallurgical Resources, Inc.(1)	5,738	113,957
Arconic Corp.(1)	19,166	693,234
Carpenter Technology Corp.	13,847	663,548
Coeur Mining, Inc.(1)	39,050	406,120
Commercial Metals Co.	33,817	1,064,221
Haynes International, Inc.	1,668	58,046
Kaiser Aluminum Corp.	4,228	547,061
Olympic Steel, Inc.	2,234	79,866
Ryerson Holding Corp.(1)	3,000	49,680
Schnitzer Steel Industries, Inc., Class A	5,134	279,700
SunCoke Energy, Inc.	18,751	141,195
Synalloy Corp.(1)	850	8,390
TimkenSteel Corp.(1)	6,221	94,248
United States Steel Corp.	41,203	1,068,394
Warrior Met Coal, Inc.	3,165	57,920
		8,513,779
Multiline Retail — 1.5%
Big Lots, Inc.	10,407	634,203
Dillard's, Inc., Class A	1,762	232,425
Kohl's Corp.	17,187	953,707
Macy's, Inc.(1)	87,500	1,599,500
		3,419,835
Oil, Gas and Consumable Fuels — 9.3%
Alto Ingredients, Inc.(1)	23,658	157,799
Antero Midstream Corp.	52,139	500,534
Antero Resources Corp.(1)	81,396	1,050,822
Arch Resources, Inc.(1)	3,641	207,792
Ardmore Shipping Corp.(1)	3,480	15,625
Berry Corp.	21,165	134,609
Bonanza Creek Energy, Inc.(1)	7,205	309,527
Brigham Minerals, Inc., Class A	7,212	130,826
Callon Petroleum Co.(1)	15,226	585,744
Centennial Resource Development, Inc., Class A(1)	46,351	245,197
Cimarex Energy Co.	26,856	1,819,494
Clean Energy Fuels Corp.(1)	27,951	221,372
CNX Resources Corp.(1)	26,397	359,527
Comstock Resources, Inc.(1)	13,577	76,439
CONSOL Energy, Inc.(1)	4,590	70,411
DHT Holdings, Inc.	40,546	259,494
Diamond S Shipping, Inc.(1)	3,520	37,629
Dorian LPG Ltd.(1)	5,613	79,761
EnLink Midstream LLC(1)	81,287	396,681
EQT Corp.(1)	64,348	1,343,586
Equitrans Midstream Corp.	62,173	512,306
Goodrich Petroleum Corp.(1)	2,477	27,420
International Seaways, Inc.	6,536	130,981
Kosmos Energy Ltd.(1)	119,811	380,999
Marathon Oil Corp.	90,423	1,095,023
Matador Resources Co.	33,541	1,027,696
Murphy Oil Corp.	25,576	554,743

Nordic American Tankers Ltd.	21,971	76,459
Overseas Shipholding Group, Inc., Class A(1)	20,289	46,868
Ovintiv, Inc.	74,543	1,985,080
Par Pacific Holdings, Inc.(1)	11,887	165,467
PBF Energy, Inc., Class A(1)	10,047	162,159
PDC Energy, Inc.(1)	27,146	1,146,104
Penn Virginia Corp.(1)	2,312	44,575
PrimeEnergy Resources Corp.(1)(2)	7	289
Range Resources Corp.(1)	73,550	997,338
Renewable Energy Group, Inc.(1)	13,647	833,422
SandRidge Energy, Inc.(1)	10,443	55,452
Scorpio Tankers, Inc.	12,194	272,902
SFL Corp. Ltd.	16,757	145,116
SilverBow Resources, Inc.(1)	2,092	34,727
SM Energy Co.	39,394	783,941
Southwestern Energy Co.(1)	171,832	888,371
Talos Energy, Inc.(1)	9,868	139,928
Targa Resources Corp.	12,925	502,266
Whiting Petroleum Corp.(1)	10,537	482,489
World Fuel Services Corp.	18,481	567,921
		21,062,911
Paper and Forest Products — 1.5%
Clearwater Paper Corp.(1)	3,624	103,393
Domtar Corp.(1)	14,998	813,342
Louisiana-Pacific Corp.	28,134	1,890,886
Mercer International, Inc.	11,212	166,386
Neenah, Inc.	4,436	234,797
Verso Corp., Class A	5,244	89,200
		3,298,004
Personal Products — 0.5%
Lifevantage Corp.(1)	1,708	13,613
Nature's Sunshine Products, Inc.	2,382	48,807
Nu Skin Enterprises, Inc., Class A	13,333	802,113
USANA Health Sciences, Inc.(1)	3,204	338,791
		1,203,324
Pharmaceuticals — 0.8%
BioDelivery Sciences International, Inc.(1)	9,673	34,146
Collegium Pharmaceutical, Inc.(1)	8,078	192,983
Corcept Therapeutics, Inc.(1)	11,248	242,957
Innoviva, Inc.(1)	13,492	181,467
Lannett Co., Inc.(1)	5,611	24,127
Phibro Animal Health Corp., Class A	2,972	83,781
Prestige Consumer Healthcare, Inc.(1)	12,462	621,480
Supernus Pharmaceuticals, Inc.(1)	11,360	339,096
		1,720,037
Professional Services — 0.9%
CRA International, Inc.	1,512	123,772
Heidrick & Struggles International, Inc.	4,691	201,901
Hill International, Inc.(1)	9,201	23,647
Kelly Services, Inc., Class A(1)	7,404	190,061
Kforce, Inc.	4,885	306,338
Korn Ferry	13,395	876,167
TrueBlue, Inc.(1)	8,740	237,116
		1,959,002

Real Estate Management and Development — 0.2%
Forestar Group, Inc.(1)	3,992	91,856
Marcus & Millichap, Inc.(1)	2,877	113,066
RE/MAX Holdings, Inc., Class A	4,150	145,292
		350,214
Road and Rail — 2.1%
ArcBest Corp.	7,704	599,679
Covenant Logistics Group, Inc.(1)	2,198	49,477
Marten Transport Ltd.	15,317	261,308
PAM Transportation Services, Inc.(1)	50	2,902
Ryder System, Inc.	17,638	1,442,612
Saia, Inc.(1)	5,869	1,350,809
Schneider National, Inc., Class B	13,198	323,219
US Xpress Enterprises, Inc., Class A(1)	5,048	56,739
USA Truck, Inc.(1)	137	2,110
Werner Enterprises, Inc.	14,743	707,517
		4,796,372
Semiconductors and Semiconductor Equipment — 1.1%
Alpha & Omega Semiconductor Ltd.(1)	6,229	200,636
Amkor Technology, Inc.	23,954	505,429
Cohu, Inc.(1)	12,368	460,337
MagnaChip Semiconductor Corp.(1)	9,789	231,999
NeoPhotonics Corp.(1)	7,729	78,913
Photronics, Inc.(1)	12,633	171,051
SMART Global Holdings, Inc.(1)	3,474	164,668
Ultra Clean Holdings, Inc.(1)	10,155	572,031
		2,385,064
Software†
VirnetX Holding Corp.(1)(2)	13,295	60,891
Specialty Retail — 7.2%
Aaron's Co., Inc. (The)	9,095	327,147
Abercrombie & Fitch Co., Class A(1)	20,810	888,587
American Eagle Outfitters, Inc.	27,948	990,198
Asbury Automotive Group, Inc.(1)	1,562	309,729
At Home Group, Inc.(1)	17,996	675,570
AutoNation, Inc.(1)	11,121	1,135,788
Bed Bath & Beyond, Inc.(1)	22,128	619,363
Big 5 Sporting Goods Corp.(2)	7,957	244,678
Buckle, Inc. (The)	9,723	409,533
Build-A-Bear Workshop, Inc.(1)	638	9,742
Caleres, Inc.	10,786	270,513
Citi Trends, Inc.(1)	2,795	232,935
Conn's, Inc.(1)	2,522	58,485
Container Store Group, Inc. (The)(1)	6,331	85,848
Dick's Sporting Goods, Inc.	7,201	702,313
Foot Locker, Inc.	25,386	1,606,680
Group 1 Automotive, Inc.	4,362	695,652
Guess?, Inc.	11,461	336,609
Haverty Furniture Cos., Inc.	5,397	247,938
Hibbett Sports, Inc.(1)	4,987	422,698
Kirkland's, Inc.(1)(2)	3,934	101,143
Lumber Liquidators Holdings, Inc.(1)	9,142	208,255
MarineMax, Inc.(1)	7,483	384,851
Murphy USA, Inc.	5,639	760,194
ODP Corp. (The)(1)	14,436	631,431

Penske Automotive Group, Inc.	7,433	636,190
Rent-A-Center, Inc.	13,241	818,426
Shoe Carnival, Inc.	1,673	112,944
Signet Jewelers Ltd.(1)	18,635	1,128,908
Sonic Automotive, Inc., Class A	5,985	288,656
Sportsman's Warehouse Holdings, Inc.(1)	11,692	208,118
Tilly's, Inc., Class A(1)	5,092	69,557
TravelCenters of America, Inc.(1)	4,830	138,235
Urban Outfitters, Inc.(1)	8,273	323,971
Zumiez, Inc.(1)	5,950	260,729
		16,341,614
Technology Hardware, Storage and Peripherals — 0.1%
Super Micro Computer, Inc.(1)	6,077	211,115
Turtle Beach Corp.(1)	3,029	100,260
		311,375
Textiles, Apparel and Luxury Goods — 1.2%
Capri Holdings Ltd.(1)	14,062	797,456
Carter's, Inc.	8,172	835,505
Crown Crafts, Inc.	151	1,170
Culp, Inc.	2,889	47,148
Fossil Group, Inc.(1)	15,558	219,679
G-III Apparel Group Ltd.(1)	13,099	432,791
Lakeland Industries, Inc.(1)	1,944	49,028
Movado Group, Inc.	3,134	86,906
Rocky Brands, Inc.	1,088	63,452
Steven Madden Ltd.	2,482	102,755
Superior Group of Cos., Inc.	233	5,949
Unifi, Inc.(1)	2,426	66,788
		2,708,627
Thrifts and Mortgage Finance — 4.3%
Axos Financial, Inc.(1)	16,026	759,793
Bridgewater Bancshares, Inc.(1)	5,299	91,991
Essent Group Ltd.	24,229	1,159,115
Federal Agricultural Mortgage Corp., Class C	2,718	275,768
Flagstar Bancorp, Inc.	14,719	674,130
FS Bancorp, Inc.	1,063	75,664
Greene County Bancorp, Inc.(2)	134	3,841
Hingham Institution For Savings (The)	363	105,361
Home Bancorp, Inc.	1,338	51,981
HomeStreet, Inc.	6,164	277,503
Luther Burbank Corp.	2,236	27,145
Merchants Bancorp	5,603	240,649
Meridian Bancorp, Inc.	11,084	244,402
Meta Financial Group, Inc.	10,015	530,895
MGIC Investment Corp.	85,781	1,262,696
Mr. Cooper Group, Inc.(1)	15,009	519,161
NMI Holdings, Inc., Class A(1)	22,251	538,252
OP Bancorp	1,343	13,927
PennyMac Financial Services, Inc.	13,369	837,033
Premier Financial Corp.	4,500	137,250
Radian Group, Inc.	39,469	921,601
Riverview Bancorp, Inc.	2,994	20,569
Severn Bancorp, Inc.	129	1,565
Southern Missouri Bancorp, Inc.	2,022	89,372
Territorial Bancorp, Inc.	985	25,728

Timberland Bancorp, Inc.	1,932	56,337
TrustCo Bank Corp. NY	3,218	125,905
Washington Federal, Inc.	15,510	517,104
Waterstone Financial, Inc.	5,837	115,456
		9,700,194
Trading Companies and Distributors — 4.0%
Air Lease Corp.	29,435	1,385,211
Applied Industrial Technologies, Inc.	9,129	894,277
Boise Cascade Co.	11,531	760,931
CAI International, Inc.	3,003	128,889
DXP Enterprises, Inc.(1)	1,872	57,826
GATX Corp.	9,721	959,074
H&E Equipment Services, Inc.	8,636	322,986
Herc Holdings, Inc.(1)	8,609	990,207
Lawson Products, Inc.(1)	1,100	66,550
McGrath RentCorp	5,875	503,664
MRC Global, Inc.(1)	14,730	158,200
NOW, Inc.(1)	20,736	217,106
Rush Enterprises, Inc., Class A	12,814	612,509
Rush Enterprises, Inc., Class B	2,631	114,080
Systemax, Inc.	2,247	77,117
Textainer Group Holdings Ltd.(1)	9,357	315,331
Titan Machinery, Inc.(1)	6,728	206,415
Triton International Ltd.	19,430	1,054,077
Veritiv Corp.(1)	3,856	236,836
		9,061,286
Transportation Infrastructure — 0.3%
Macquarie Infrastructure Corp.	17,974	626,933
Wireless Telecommunication Services — 0.5%
Shenandoah Telecommunications Co.	9,813	489,570
Telephone and Data Systems, Inc.	24,146	621,035
United States Cellular Corp.(1)	2,845	107,399
		1,218,004
TOTAL COMMON STOCKS (Cost $143,454,305)		224,244,146
TEMPORARY CASH INVESTMENTS — 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $1,934,032)	1,934,032	1,934,032
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $648,430)	648,430	648,430
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $146,036,767)		226,826,608
OTHER ASSETS AND LIABILITIES — (0.2)%		(425,243)
TOTAL NET ASSETS — 100.0%		$226,401,365

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Russell 2000 E-Mini Index	7	June 2021	$794,010	$(2,964)
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $881,708. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $903,319, which includes securities collateral of $254,889.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.